Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 312,412	$ 252,497
Operating income (loss)	(30,546)	(21,989)
Depreciation & amortization	14,035	14,034
Income from investments accounted for by the equity method	33,741	24,047
OEM
Segment Reporting Information [Line Items]
Revenue	49,683	51,580
OEM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	195,476	149,632
Operating income (loss)	(22,259)	(21,214)
Depreciation & amortization	8,654	8,225
Income from investments accounted for by the equity method	773	273
IAM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	116,936	102,865
Operating income (loss)	2,046	6,624
Depreciation & amortization	5,113	5,562
Income from investments accounted for by the equity method	0	0
Corporate | Operating Segments
Segment Reporting Information [Line Items]
Revenue	0	0
Operating income (loss)	(10,333)	(7,399)
Depreciation & amortization	268	247
Income from investments accounted for by the equity method	$ 32,968	$ 23,774